Cover	Nov. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2021
Current Fiscal Year End Date	--01-31
Entity File Number	001-07982
Entity Registrant Name	RAVEN INDUSTRIES, INC.
Entity Central Index Key	0000082166
Entity Tax Identification Number	46-0246171
Entity Incorporation, State or Country Code	SD
Entity Address, Address Line One	205 East 6th Street, P.O. Box 5107
Entity Address, City or Town	Sioux Falls
Entity Address, State or Province	SD
Entity Address, Postal Zip Code	57117-5107
City Area Code	605
Local Phone Number	336-2750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	RAVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false